Note 16 - Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2013
Related Party Transactions [Abstract]
Schedule of Related Party Transactions [Table Text Block]
	Year ended December 31,
	2013	2012	2011

Balance, beginning of year	$6,095,008	$5,794,896	$5,982,120
New Loans	782,681	464,400	650,095
Repayments	(394,186)	(164,288)	(837,319)

Balance, end of year	$6,483,503	$6,095,008	$5,794,896